Collaborative Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Collaborative Arrangements
Collaborative Arrangements

4. Collaborative Arrangements

        The Company has entered into various license agreements and collaborative research and development arrangements with pharmaceutical and biotechnology companies. Under these arrangements, the Company is entitled to receive license fees, upfront payments, milestone payments when and if certain research milestones are achieved, development milestones in one instance based solely upon the Company's partner's performance and/or reimbursement for research and development activities. All of the Company's collaboration arrangements are generally cancelable by its partners without significant financial penalty to the partner. The Company's costs of performing these services are included in research and development expense.

        The Company recognized collaborative revenue under these arrangements as follows (in thousands):

	Nine months ended September 30,
Partner	2012	2013
Ono Pharmaceutical Co., Ltd.	$2,850	$3,868
Eli Lilly and Company	1,880	—
Other	79	—

Total	$4,809	$3,868

        Collaboration with Ono Pharmaceutical Co., Ltd.    In December 2011, the Company entered into a 30-month co-exclusive Collaboration Agreement, or the Ono Agreement, with Ono to utilize the Company's proprietary GPCR structure determination technologies for the identification of a high resolution novel protein crystal structure of an Ono proprietary GPCR drug discovery target. The Company is responsible for successful completion of protein expression, crystallization studies and structure determination with respect to the GPCR drug discovery target for Ono and Ono is providing research funding through the term of the agreement. Ono will receive an exclusive license, even as to the Company, with the right to sublicense, under all of the Company's interests in certain intellectual property rights developed as part of the collaboration. Upon payment of all pre-defined research milestones in the Ono Agreement, the Company's interests in such intellectual property rights will thereafter be assigned to Ono. Ono will also receive a non-exclusive license, with the right to sublicense, under certain other intellectual property rights. Upon payment of the first development milestone payment to the Company, such license from the Company to Ono shall become perpetual.

        In December 2011, Ono paid the Company an upfront, non-refundable fee of $2.5 million as consideration for technology access over the term of the agreement. It was determined that there was one unit of accounting under the Ono Agreement with respect to this upfront fee (which is a collaborative arrangement to provide research and development services). As such, this fee is being recognized as collaborative revenue on a straight-line basis over the contract term.

        The Ono Agreement provides for payments to the Company upon achievement of certain milestone events. The Company concluded that certain of these milestone payments did not meet the definition of a substantive milestone, inasmuch as achievability was reasonably assured at the inception of the Ono Agreement. Revenue totaling $1.5 million arising from milestone events which did not meet the criteria of substantive milestones has been deferred and is being amortized over the remaining term of the Ono Agreement. Management determined that the criteria necessary for concluding all of the remaining milestones associated with the Ono Agreement to be substantive were met at the inception of the contract, and as such, the Company is recognizing revenue related to these remaining research milestones when it is earned. Operating results for the nine months ended September 30, 2013 include collaborative revenues of $0.3 million associated with achievement of research milestones that management has determined satisfy the criteria for treatment as substantive milestones. There was no similar substantive milestone revenue for either of the comparable prior year periods. Future potential substantive milestones based upon the Company's research efforts could total up to $2.0 million, while future potential development milestones based on Ono's efforts could total up to $15.0 million.

        The Ono Agreement also calls for Ono to pay the Company for ongoing research and development support. The quarterly research and development support payments are being recognized in the condensed consolidated statements of operations and comprehensive loss as collaborative revenue as the services are provided. Such revenues totaled $1.7 million and $2.4 million for the nine months ended September 30, 2012 and 2013, respectively.

        The Company's condensed consolidated balance sheet as of September 30, 2013 includes deferred revenues of $1.5 million associated with the Ono Agreement.

        In addition to the above, the Ono Agreement also provides for contingent payments to the Company for development milestones based solely upon Ono's performance. As the Ono Agreement does not require the Company to provide any future support in order to receive these milestone payments, revenue from these development milestones will be recognized as it is earned provided that collection is reasonably assured.

        Eli Lilly and Company.    In December 2010, the Company entered into a two-year co-exclusive Collaborative Agreement with Eli Lilly and Company, or Lilly, to utilize the Company's proprietary GPCR structure determination technologies, including application of such technologies to the development of potential modulators directed to an undisclosed GPCR target. The Company was responsible for conducting certain research activities with respect to the undisclosed GPCR target and sharing certain information in pursuit of potential drug candidate leads. In January 2011, as consideration for technology access over the term, Lilly paid the Company an upfront, non-refundable fee of $5.0 million and upon the successful achievement of milestones related to the identification of Structurally Enabled Hits, or SEHs, as defined, to an undisclosed GPCR target, the Company was eligible to receive from Lilly additional payments.

        The Company's collaborative arrangement with Lilly was subject to the previous accounting for multiple-element arrangements and was analyzed to determine whether the elements within the agreement could be separated or whether they must be accounted for as a single unit of accounting. Under this arrangement, management determined there was not objective and reliable evidence of fair value of the undelivered element items (which for the Company was research and development activities). Consideration received was recognized under the arrangement as revenue on a straight-line basis over the estimated period of performance, which for this contract was the contract term.

        The agreement expired on December 31, 2012, and each of the Company and Lilly retain the right to use the research and development know-how for future research activities. The Company does not expect to receive any future milestone payments from Lilly.

8. Collaborative Arrangements

        The Company has entered into various license agreements and collaborative research and development arrangements with pharmaceutical and biotechnology companies. Under these arrangements, the Company is entitled to receive license fees, upfront payments, milestone payments when and if certain research milestones are achieved, development milestones in one instance based solely upon the Company's partner's performance and/or reimbursement for research and development activities. All of the Company's collaboration arrangements are generally cancelable by its partners without significant financial penalty to the partner. The Company's costs of performing these services are included in research and development expense.

        Under these arrangements, the Company recognized collaboration revenue as follows (in thousands):

	Year ended December 31,
Partner	2011	2012
Ono Pharmaceutical Co., Ltd.	$212	$6,088
Eli Lilly and Company	2,520	2,480
Ortho-McNeil-Janssen Pharmaceuticals	6,500	79

Collaboration revenue	$9,232	$8,647

Collaboration with Ono Pharmaceutical Co., Ltd.

        In December 2011, the Company entered into a thirty-month co-exclusive Collaboration Agreement, or the Ono Agreement, with Ono to utilize its proprietary G-Protein-Coupled Receptor, or GPCR, structure determination technologies for the identification of high resolution novel protein crystal structure of an Ono proprietary GPCR drug discovery target.

        Ono will receive an exclusive license, even as to the Company, with the right to sublicense, under all of the Company's interests in certain intellectual property rights developed as part of the collaboration. Upon payment of all pre-defined research milestones in the Ono Agreement, the Company's interests in such intellectual property rights will thereafter be assigned to Ono. Ono will also receive a non-exclusive license, with the right to sublicense, under certain other intellectual property rights. Upon payment of the first development milestone payment to the Company, such license from the Company to Ono shall become perpetual.

        In December 2011, as consideration for technology access over the term, Ono paid the Company an upfront, non-refundable fee of $2.5 million. The Company is responsible for successful completion of protein expression, crystallization studies and structure determination with respected to the GPCR drug discovery target for Ono and Ono is providing research funding through the term of the agreement. During 2012, the Company achieved three research milestone events under the Ono Agreement and received $3.5 million in payments. Of this amount, the Company's management determined that milestones with payments which aggregated to $1.5 million did not meet the definition of a substantive milestone, inasmuch as achievability was reasonably assured at the inception of the Ono Agreement, and therefore related payments are being amortized over the remaining term of the agreement. For the remaining research milestones, including the balance of $2.0 million received in December 2012, the Company's management determined all criteria necessary for concluding the milestones to be substantive were met at the inception of the Ono Agreement, and as such, the $2.0 million received was recognized in the consolidated statements of operations and comprehensive loss in 2012. Future potential substantive milestones based upon the Company's research efforts could total up to $2.3 million. Future potential development milestones based on Ono's efforts could total up to $15.0 million. In addition, on a quarterly basis, Ono will pay to the Company research and development support.

        It was determined that there was one unit of accounting under the Ono Agreement which is a collaborative arrangement to provide research and development services. The $2.5 million non-refundable fee is being recognized on a straight-line basis over thirty months, which is the contract term. The quarterly research and development support payments are being recognized in the consolidated statements of operations and comprehensive loss as collaborative revenue as the services are provided.

        The Company recorded collaborative revenue, including milestone payments, under the Ono Agreement of approximately $0.2 million and $6.1 million during 2011 and 2012, respectively. As of December 31, 2012, deferred revenues under this agreement are approximately $2.9 million.

Eli Lilly and Company

        In December 2010, the Company entered into a two year co-exclusive Collaborative Agreement with Eli Lilly and Company, or Lilly, to utilize its proprietary GPCR structure determination technologies, including application of such technologies to the development of potential modulators directed to an undisclosed GPCR target.

        In January 2011, as consideration for technology access over the term, Lilly paid the Company an upfront, non-refundable fee of $5.0 million and upon the successful achievement of milestones related to the identification of Structurally Enabled Hits, or SEHs, as defined, to an undisclosed GPCR target, the Company was eligible to receive from Lilly additional payments. The Company does not expect to receive any future milestone payments from Lilly.

        The Company was responsible for conducting certain research activities with respect to the undisclosed GPCR target and sharing certain information in pursuit of potential drug candidate leads. The agreement expired on December 31, 2012, and each of the Company and Lilly retain the right to use the research and development know-how for future research activities. It was determined that there was one unit of accounting under the Lilly contract. As a result, the $5.0 million non-refundable fee was recognized on a straight-line basis over two years, which was the contract term. The Company recorded collaborative revenue under this agreement of $2.5 million in each of the years ended December 31, 2011 and 2012.

License and Technology Transfer Agreement with Janssen Pharmaceuticals, Inc.

        In December 2010, the Company entered into a License and Technology Transfer Agreement with Ortho-McNeil-Janssen Pharmaceuticals, or OMJP, in which OMJP sublicensed the Company's proprietary platform for high resolution crystal structure determination.

        The Company holds an exclusive license for this technology which was originally licensed from The Scripps Research Institute. In February 2011, as consideration for the sublicense and a technology transfer program, OMJP paid an upfront, non-refundable fee of $4.0 million and upon successful achievement of the technology transfer program, the Company was eligible to receive from OMJP an additional $2.5 million. The agreement concluded on December 7, 2011.

        The $4.0 million non-refundable fee was recognized on a straight-line basis during the year ended December 31, 2011, which was the period during which the Company performed services for OMJP. As of December 7, 2011, the technology transfer program was completed and OMJP paid the Company a milestone of $2.5 million. During the year ended December 31, 2011, the Company recorded collaborative revenue from its partnership arrangement under this agreement of $6.5 million, including the $2.5 million milestone payment.